Net Income (Loss) Per Share	12 Months Ended
Jun. 30, 2011
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
19.	Net income (loss) per share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	As of June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Weighted average ordinary shares outstanding used in computing basic income per share	36,446,790	38,327,047	36,856,451	36,856,451
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	622,702	874,342	235,021	235,021

Shares used in calculating diluted income per share	37,069,492	39,201,389	37,091,472	37,091,472

Income (loss) per share:

From continuing and discontinued operations
Basic	2.66	0.15	(11.16)	(1.73)
Diluted	2.66	0.15	(11.16)	(1.73)

From continuing operations
Basic	0.32	(0.28)	(0.78)	(0.12)
Diluted	0.31	(0.28)	(0.78)	(0.12)

From discontinued operation
Basic	2.34	0.43	(10.38)	(1.61)
Diluted	2.31	0.42	(10.38)	(1.61)

The Company had securities which could potentially dilute basic income per share in the future, but which were excluded from the computation of diluted net income per share in the periods presented, as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	As of June 30,
	2009	2010	2011
Share options	1,903,017	889,597	1,502,621